Equity ownership interests (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Toll roads division [Member] | Autop terrassa manresa SA [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	23.72	23.72
Toll roads division [Member] | LBJ infrastructure group [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	28.33%-17.07	28.33%-17.07
Toll roads division [Member] | NTE mobilitypartners holding [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	37.03	37.03
Toll roads division [Member] | NTE mobility partners segments 3 LLC
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	28.84%-17.49%	28.84%-17.49
Toll roads division [Member] | I77 mobility partners [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	24.58%-3.18%	24.58%-3.18
Toll roads division [Member] | I66 mobility partners [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	29.75%-14.55%	29.75%-14.55
Construction division [Member] | Budimex S.A [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	9.8%-6.3%-33.8%	9.8%-6.3%-33.8
Airports division [Member] | Dalaman international airport [Member]
Non group companies with significant ownership interests in subsidiaries [Line Items]
Percentage non group interest	40.00	40.00